DREYFUS MONEY MARKET INSTRUMENTS, INC.
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

We are pleased to report the performance for Dreyfus Money Market Instruments, Inc. for the six-month period ended June 30, 1998 as shown in the following table:

                                                                          ANNUALIZED                    ANNUALIZED

                                                                            YIELD                     EFFECTIVE YIELD*

                                                                          _________                    _____________
        Money Market Series                                                 4.75%                           4.85%

        Government Securities Series                                        4.83%                           4.94%

THE ECONOMY AND MARKET ENVIRONMENT

  A major influence on the money market in the past few months has been increased evidence of a slowdown in general economic activity. Overall, the economy appears to be healthy, the job market has been strong, consumers seem to be in a constructive frame of mind and inflation has remained at bay. However, the fast pace of expansion that prevailed earlier in the year has clearly cooled.

The problems in Japan and Southeast Asia are finally having some repercussions in this country. Demand for our exports from that part of the world has declined sharply. Furthermore, the flight to the dollar which has resulted from the Asian problems has made the U.S. dollar very expensive for those trading partners.

  Lately, the virtual shutdown of U.S. production at General Motors plants, due to the UAW strike in Flint, Michigan, has been another factor reducing the pace of the economy.

  Although growth in corporate profits has slowed in many sectors during the past year, consensus estimates of future profit growth continue to be cut by several analysts. Profit margins had already begun to shrink under the weight of rising labor costs, making companies' reported profits increasingly dependent on growth of sales. Overall profits could thus prove quite vulnerable to a period of significantly slower economic growth.

  In view of this cooling trend, it has come as no surprise that the Federal Reserve Board, though still watchful for signs of wage inflation, has not taken any recent action to raise interest rates.

  Thus, the money market is feeling the effects of economic cross-currents. Factors tending to restrain interest rates include the demand for U.S. instruments from foreign investors seeking a "safe haven" as well as the prospect of the U.S. Government running a budget surplus, thus reducing the need for Treasury borrowing. Yet, we believe that the continuing economic expansion, albeit at a slower rate, helped to keep money market rates from going lower than they did during the reporting period.

PORTFOLIO FOCUS

In this market environment, we have maintained an average maturity in both the Money Market Series and Government Securities Series approximating that of our peer group. This is a moderately defensive strategy which we feel is wise at this juncture. Of course, we will look to vary our approach should new factors in the market make this desirable.

               Sincerely,


               [Patricia A. Larkin signature logo]


               Patricia A. Larkin

               Senior Portfolio Manager

July 15, 1998

New York, N.Y.

*Annualized effective yield is based upon dividends declared daily and reinvested monthly.

DREYFUS MONEY MARKET INSTRUMENTS, INC., MONEY MARKET SERIES
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                            JUNE 30, 1998 (UNAUDITED)

                                                                                                   Principal

Negotiable Bank Certificates of Deposit--4.4%                                                       Amount           Value
-------------------------------------------------------

                                                                                                _____________      ____________

SwedBank (Yankee)

 5.79%, 10/2/98
  (cost $5,000,000)                                                                            $    5,000,000    $    5,000,000

                                                                                                                  =============


Commercial Paper--46.7%
-------------------------------------------------------

Associates Corp. of North America

  6.25%, 7/1/98                                                                                $    4,000,000    $    4,000,000

Commonwealth Bank of Australia

  5.64%, 10/28/98                                                                                   5,000,000         4,915,208

FINOVA Capital Corp.

  5.63%, 10/16/98                                                                                   5,000,000         4,917,967

General Electric Capital Corp.

  5.52%, 7/31/98                                                                                    5,000,000         4,977,625

General Electric Capital Services

  5.59%, 9/4/98                                                                                     5,000,000         4,950,979

General Motors Acceptance Corp.

  5.54%, 9/2/98                                                                                     4,000,000         3,962,340

Goldman Sachs Group L.P.

  5.60%, 9/18/98                                                                                    5,000,000         4,939,653

Hertz Corp.

  5.57%, 7/16/98                                                                                    5,000,000         4,988,521

Merrill Lynch & Co. Inc.

  5.52%, 7/28/98                                                                                    5,000,000         4,979,900

Paine Webber Group Inc.

  5.71%, 9/8/98                                                                                     6,000,000         5,936,175

Prudential Funding Corp.

  6.42%, 7/1/98                                                                                     4,000,000         4,000,000

                                                                                                                  _____________

TOTAL COMMERCIAL PAPER

  (cost $52,568,368)                                                                                              $  52,568,368

                                                                                                                  =============

Bank Notes--22.2%
-------------------------------------------------------

BankBoston, N.A.

  5.71%, 12/10/98(a)                                                                           $    5,000,000    $    5,000,000

Bankers Trust N.Y. Corp.

  5.65%, 3/19/99(a)                                                                                 5,000,000         4,998,598

Huntington National Bank

  5.60%, 12/8/98(a)                                                                                 5,000,000         4,997,961

Key Bank N.A.

  5.62%, 2/24/99(a)                                                                                 5,000,000         4,997,783

DREYFUS MONEY MARKET INSTRUMENTS, INC., MONEY MARKET SERIES
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                JUNE 30, 1998 (UNAUDITED)

                                                                                                   Principal

Bank Notes (continued)                                                                              Amount            Value
-------------------------------------------------------

                                                                                                _____________      ____________

Societe Generale N.A. Inc.
  5.63%, 2/23/99(a)                                                                            $    5,000,000    $    4,998,734

                                                                                                                  _____________

TOTAL BANK NOTES

  (cost $24,993,076)                                                                                              $  24,993,076

                                                                                                                  =============

Corporate Notes--13.3%
-------------------------------------------------------

CTN Trust Series 1

  5.66%, 9/2/98(a,b,c)                                                                         $    4,990,000    $    4,992,803

Heller Financial Inc.

  5.80%, 4/13/99(a)                                                                                 5,000,000         5,000,000

Lehman Brothers Holdings Inc.

  5.67%-5.71%, 3/5/99-3/22/99(a)                                                                    5,000,000         5,000,786

                                                                                                                  _____________

TOTAL CORPORATE NOTES

  (cost $14,993,589)                                                                                              $  14,993,589

                                                                                                                  =============

U.S. Government Agencies--4.5%
-------------------------------------------------------

Federal Farm Credit Bank

Floating Rate Notes

 5.67%, 10/23/98(a)

  (cost $4,999,148)                                                                            $    5,000,000    $    4,999,148

                                                                                                                  =============
Time Deposits--7.8%
-------------------------------------------------------

Berliner Handels-und Frankforter Bank (Grand Cayman)

  6.25%, 7/1/98                                                                                $    4,000,000    $    4,000,000

Republic National Bank of New York (London)

  5.71%, 7/1/98                                                                                     4,731,000         4,731,000

                                                                                                                  _____________

TOTAL TIME DEPOSITS

  (cost $8,731,000)                                                                                              $    8,731,000

                                                                                                                  =============

TOTAL INVESTMENTS

  (cost $111,285,181)                                                                98.9%                         $111,285,181

                                                                                    ======                        =============


CASH AND RECEIVABLES (NET)                                                            1.1%                       $    1,224,489

                                                                                    ======                        =============

NET ASSETS                                                                          100.0%                         $112,509,670

                                                                                    ======                        =============

Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a)  Variable interest rate-subject periodic change.

(b)This note was acquired for investment, not with intent to distribute or sell.

(c)Security restricted as to public resale. This security was acquired on 12/15/97 at a cost of 100.2327. At June 30, 1998 the aggregate value of this security is $4,992,803, representing approximately 4.4% of net assets and is valued at amortized cost.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS MONEY MARKET INSTRUMENTS, INC., GOVERNMENT SECURITIES SERIES
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                            JUNE 30, 1998 (UNAUDITED)

                                              Annualized

                                               Yield on

                                                Date of  Principal

U.S. Treasury Bills--12.2%                                                    Purchase            Amount            Value
---------------------------------------------------------------------------

                                                                             ___________       _____________     _____________

   8/20/98
       (cost $49,662,500)                                                      4.89%           $  50,000,000     $  49,662,500

                                                                                                                ==============


U.S. Treasury Notes--41.9%
----------------------------------------------

   8.25%, 7/15/98                                                              5.40%            $  25,000,000     $  25,022,763

   6.25%, 7/31/98                                                               5.46               30,000,000        30,014,107

   6.00%, 9/30/98                                                               5.48               25,000,000        25,021,193

   5.125%, 11/30/98                                                             5.63               20,000,000        19,954,934

   5.00%, 2/15/99                                                               5.89               21,000,000        20,931,103

   6.375%, 7/15/99                                                        .     5.25               50,000,000        50,415,775

                                                                                                                  _____________

TOTAL U.S. TREASURY NOTES

   (cost $171,359,875)                                                                                             $171,359,875

                                                                                                                  =============

Repurchase Agreements--45.5%
----------------------------------------------

Bear Stearns & Co.

  dated 6/30/98, due 7/1/98 in the amount of $45,007,313

  (fully collateralized by $46,670,000 U.S. Treasury

   Bills, due 12/17/98, value $45,557,050)                                     5.85%              $45,000,000     $  45,000,000

CIBC Oppenheimer Corp.

  dated 6/30/98, due 7/1/98 in the amount of$45,007,038

  (fully collateralized by $44,101,000 U.S. Treasury

   Notes, 5.875%-8.875%, due 10/31/98-2/15/99, value $45,553,234)               5.63               45,000,000        45,000,000

Donaldson, Lufkin & Jenrette Securities, Inc.

  dated 6/30/98, due 7/1/98 in the amount of $45,007,188

  (fully collateralized by $44,780,000 U.S. Treasury

   Notes, 5.00%, due 2/15/99, value$45,419,074)                                 5.75               45,000,000        45,000,000

J.P. Morgan Securities Inc.

  dated 6/30/98, due 7/1/98 in the amount of $45,007,188

  (fully collateralized by $48,444,000 U.S. Treasury

   Bills, due 6/24/99, value $45,985,050)                                       5.75               45,000,000        45,000,000

SBC Warburg Dillon Read Inc.

  dated 6/30/98, due 7/1/98 in the amount of $6,204,913

  (fully collateralized by $6,235,000 U.S. Treasury

   Notes, 6.75%, due 5/31/99, value $6,338,842)                                 5.30                6,204,000         6,204,000

                                                                                                                  _____________

TOTAL REPURCHASE AGREEMENTS

   (cost $186,204,000)                                                                                             $186,204,000

                                                                                                                  =============

TOTAL INVESTMENTS

   (cost $407,226,375)                                             99.6%                                           $407,226,375

                                                                   =====                                          =============


CASH AND RECEIVABLES (NET)                                           .4%                                         $    1,705,817

                                                                   =====                                          =============

NET ASSETS                                                        100.0%                                           $408,932,192

                                                                   =====                                          =============

                       SEE NOTES TO FIANCIAL STATEMENTS.

DREYFUS MONEY MARKET INSTRUMENTS, INC.
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                 JUNE 30, 1998 (UNAUDITED)

                                                                                                  Money           Government

                                                                                                  Market          Securities

                                                                                                  Series            Series

                                                                                               _____________     _____________

ASSETS:                          Investments in securities, at value (including repurchase
                                   agreements of $186,204,000 for the Government
                                   Securities Series)--Note 2(b)                                 $111,285,181      $407,226,375

                                 Cash                                                               1,031,763         2,393,528

                                 Interest receivable                                                  373,149         4,019,385

                                                                                                _____________     _____________

                                                                                                  112,690,093       413,639,288

                                                                                                _____________     _____________

LIABILITIES:                     Due to The Dreyfus Corporation and affiliates                        102,077           305,340

                                 Payable for shares of Common Stock redeemed                               --         4,218,812

                                 Accrued expenses and other liabilities                                78,346           182,944

                                                                                                _____________     _____________

                                                                                                      180,423         4,707,096

                                                                                                _____________     _____________

NET ASSETS                                                                                       $112,509,670      $408,932,192

                                                                                                =============     =============


REPRESENTED BY:                  Paid-in capital                                                 $112,533,764      $408,931,743

                                 Accumulated net realized gain (loss) on investments                  (24,094)              449

                                                                                                _____________     _____________

NET ASSETS                                                                                       $112,509,670      $408,932,192

                                                                                                =============     =============

                               NET ASSET VALUE PER SHARE

                              _____________________________

                                                                                                  Money             Government

                                                                                                  Market            Securities

                                                                                                  Series              Series

                                                                                                _____________     _____________

Net Assets                                                                                       $112,509,670      $408,932,192

Shares Outstanding                                                                                112,517,264       408,931,743

NET ASSET VALUE PER SHARE                                                                               $1.00             $1.00

                                                                                                       ======            ======


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS MONEY MARKET INSTRUMENTS, INC.
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS            SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)


                                                                                                  Money             Government

                                                                                                  Market            Securities

                                                                                                  Series              Series

                                                                                                _____________     _____________

INVESTMENT INCOME
INCOME                           Interest Income                                                 $  3,244,041       $11,325,451

                                                                                                 ____________      ____________

EXPENSES--Note 2(c):             Management fee--Note 3(a)                                      $     285,171      $  1,017,008

                                 Shareholder servicing costs--Note 3(b)                               168,749           381,525

                                 Professional fees                                                     32,914               638

                                 Registration fees                                                     18,964            21,673

                                 Custodian fees                                                        14,309            40,168

                                 Directors' fees and expenses--Note 3(c)                                8,118            26,568

                                 Prospectus and shareholders' reports                                   6,201             7,238

                                 Miscellaneous                                                          1,916                --

                                                                                                 ____________      ____________

                                    Total Expenses                                                    536,342         1,494,818

                                                                                                 ____________      ____________

INVESTMENT INCOME--NET                                                                              2,707,699         9,830,633

NET REALIZED GAIN (LOSS) ON INVESTMENTS--Note 2(b)                                                    (1,836)               696

                                                                                                 ____________      ____________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                             $  2,705,863      $  9,831,329

                                                                                                 ============      ============


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS MONEY MARKET INSTRUMENTS, INC.
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                  Money Market Series  Government Securities Series

                                                       ___________________________________  __________________________________

                                                       Six Months Ended      Year Ended     Six Months Ended     Year Ended

                                                         June 30, 1998      December 31,      June 30, 1998     December 31,

                                                          (Unaudited)           1997           (Unaudited)          1997

                                                       ________________   _______________  ________________   _______________

OPERATIONS:
  Investment income--net                                $     2,707,699  $      6,057,427  $      9,830,633   $    19,697,451

  Net realized gain (loss) on investments                        (1,836)           (3,878)              696             7,009

                                                       ________________   _______________  ________________   _______________

    Net Increase (Decrease) in Net Assets

       Resulting from Operations                              2,705,863        6,053,549          9,831,329        19,704,460

                                                       ________________   _______________  ________________   _______________

DIVIDENDS TO SHAREHOLDERS FROM:

  Investment income--net                                     (2,707,699)       (6,057,427)       (9,830,633)      (19,697,451)

                                                       ________________   _______________  ________________   _______________

CAPITAL STOCK TRANSACTIONS :

 ($1.00 per share):

  Net proceeds from shares sold                             133,918,869       301,641,056       626,835,877     1,411,479,603

  Dividends reinvested                                        1,854,621         4,474,950         5,808,304        12,621,559

  Cost of shares redeemed                                  (142,029,025)     (316,689,108)     (604,704,502)   (1,484,884,885)

                                                       ________________   _______________  ________________   _______________

    Increase (Decrease) in Net Assets from
       Capital Stock Transactions                            (6,255,535)      (10,573,102)       27,939,679       (60,783,723)

                                                       ________________   _______________  ________________   _______________

    Total Increase (Decrease) in
       Net Assets                                            (6,257,371)      (10,576,980)       27,940,375       (60,776,714)

                                                       ________________   _______________  ________________   _______________

NET ASSETS:

  Beginning of Period                                       118,767,041       129,344,021       380,991,817       441,768,531

                                                       ________________   _______________  ________________   _______________

  End of Period                                       $     112,509,670   $   118,767,041  $    408,932,192   $   380,991,817

                                                       ================   ================ ================   ================


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS MONEY MARKET INSTRUMENTS, INC., MONEY MARKET SERIES
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Contained  below is per share operating performance data for a share of Common
Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                      Six Months Ended

                                                        June 30, 1998                       Year Ended December 31,

                                                                            ___________________________________________________

PER SHARE DATA:                                           (Unaudited)        1997       1996       1995       1994      1993

                                                         __________         ______     ______     ______    ______     ______
   Net asset value, beginning of period                    $  1.00         $  1.00    $  1.00   $  1.00    $  1.00    $  1.00

                                                            ______          ______     ______     ______    ______     ______

   Investment Operations:

   Investment income--net                                     .024            .047       .046      .053       .034       .026

                                                            ______          ______     ______     ______    ______     ______

   Distributions:

   Dividends from investment income--net                     (.024)          (.047)     (.046)     (.053)    (.034)     (.026)

                                                            ______          ______     ______     ______    ______     ______

   Net asset value, end of period                          $  1.00          $  1.00   $  1.00    $  1.00   $  1.00    $  1.00

                                                            ======          ======     ======     ======    ======     ======


TOTAL INVESTMENT RETURN                                       4.80%*          4.76%      4.73%      5.46%     3.42%      2.64%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets                     .94%*          1.00%       .93%       .84%      .88%       .83%

   Ratio of net investment income
       to average net assets                                  4.75%*          4.66%      4.63%      5.33%     3.35%      2.62%

   Decrease reflected in above expense ratios
       due to undertakings by the Manager                        --            .01%         --        --         --         --

   Net Assets, end of period (000's Omitted)               $112,510       $118,767    $129,344  $144,172   $170,548   $207,537
-----------------------------

*  Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS MONEY MARKET INSTRUMENTS, INC., GOVERNMENT SECURITIES SERIES
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

  Contained  below is per share operating performance data for a share of Common
Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                      Six Months Ended

                                                        June 30, 1998                       Year Ended December 31,

                                                                            ___________________________________________________

PER SHARE DATA:                                           (Unaudited)        1997       1996       1995       1994      1993

                                                         __________         ______     ______     ______    ______     ______
   Net asset value, beginning of period                    $  1.00         $  1.00    $  1.00   $  1.00    $  1.00    $  1.00

                                                            ______          ______     ______     ______    ______     ______

   Investment Operations:

   Investment income--net                                     .024            .046       .045      .051       .033       .025

                                                            ______          ______     ______     ______    ______     ______

   Distributions:

   Dividends from investment income--net                     (.024)          (.046)     (.045)     (.051)    (.033)     (.025)

                                                            ______          ______     ______     ______    ______     ______

   Net asset value, end of period                          $  1.00         $  1.00    $  1.00    $  1.00   $  1.00    $  1.00

                                                            ======          ======     ======     ======    ======     ======

TOTAL INVESTMENT RETURN                                       4.88%*          4.72%      4.60%      5.18%     3.31%      2.48%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets                     .73%*           .87%       .90%       .83%      .88%       .80%

   Ratio of net investment income
       to average net assets                                  4.83%*          4.62%      4.50%      5.07%     3.24%      2.46%

   Net Assets, end of period (000's Omitted)              $408,932        $380,992   $441,769   $431,444  $465,956   $520,708
-----------------------------

*  Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS MONEY MARKET INSTRUMENTS, INC.
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--GENERAL:

  Dreyfus Money Market Instruments, Inc. (the "Fund") is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company and operates as a series company issuing two classes of Common Stock: the Money Market Series and the Government Securities Series. The Fund accounts separately for the assets, liabilities and operations of each series. The Fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation ("Manager") serves as the Fund' s investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A.

  Premier Mutual Fund Services, Inc. is the distributor of the Fund's shares, which are sold to the public without a sales charge. The Fund is authorized to issue 5 billion shares of $.01 par value Common Stock for the Money Market Series and 10 billion shares of $.01 par value Common Stock for the Government Securities Series.

  It is the Fund's policy to maintain a continuous net asset value per share of $1.00 for each series; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value per share of $1.00 for each series.

  The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

  (A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost, which has been determined by the Fund's Board of Directors to represent the fair value of the Fund's investments.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custodian agreement, the Money Market Series and the Government Securities Series received net earnings credits of $272 and $2,797, respectively, during the period ended June 30, 1998 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

  The Fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Fund' s Manager, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

DREYFUS MONEY MARKET INSTRUMENTS, INC.
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

  (C) EXPENSES: Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to both series are allocated between them.

  (D) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund, with respect to both series, to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized capital gain, with respect to both series, are normally declared and paid annually, but each series may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. However, to the extent that a net realized capital gain of either series can be reduced by a capital loss carryover of that series, such gain will not be distributed.

  (E) FEDERAL INCOME TAXES: It is the policy of each series to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

  The Money Market Series has an unused capital loss carryover of approximately $22,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 1997. If not applied, $18,000 of the carryover expires in fiscal 2004 and $4,000 expires in fiscal 2005.

  The Government Securities Series has an unused capital loss carryover of approximately $3,700 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 1997. If not applied, the carryover expires in fiscal 2004.

  At June 30, 1998, the cost of investments of each series for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

NOTE 3--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

  (A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee for each series is computed at the annual rate of .50 of 1% of the value of the average daily net assets of each series and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of either series, exclusive of taxes, brokerage commissions, interest on borrowings and extraordinary expenses, exceed 1% of the value of such series' average daily net assets, the Fund may deduct from payments to be made to the Manager, or the Manager will bear the amount of such excess. No expense reimbursement was required pursuant to the Agreement for the period ended June 30, 1998.

  (B) Under the Shareholder Services Plan, each series reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of each series' average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder DREYFUS MONEY MARKET INSTRUMENTS, INC.
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

accounts. During the period ended June 30, 1998, the Money Market Series and the Government Securities Series were charged $79,975 and $216,060, respectively, pursuant to the Shareholder Services Plan.

  The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended June 30, 1998, the Money Market Series and the Government Securities Series, were charged $55,990 and $110,854, respectively, pursuant to the transfer agency agreement.

  (C) Each director who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $4,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.


[dreyfus lion "d" logo]                          (reg.tm)

[dreyfus logo]                                   (reg.tm)

DREYFUS MONEY MARKET

INSTRUMENTS, INC.

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

The Bank of New York

90 Washington Street

New York, NY 10286

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940










Printed in U.S.A.                                          008/060SA986

Money Market

Instruments, Inc.

Semi-Annual

Report

June 30, 1998